Convertible Notes Payable to Former Parent	12 Months Ended
Dec. 31, 2018
Convertible Notes Payable To Former Parent
Convertible Notes Payable to Former Parent

NOTE 10 – CONVERTIBLE NOTES PAYABLE TO FORMER PARENT

On February 15, 2017, the Company issued a promissory note in the amount of $980,949 (the “First 2017 ARH Note”) and on March 15, 2017, MMI issued a promissory note in the amount of $338,834 (the “Second 2017 ARH Note”), both to the Former Parent. The First 2017 ARH Note and the Second 2017 ARH Note bear no stated interest rate or maturity date and are convertible into 37,536 and 10,372 shares of the Company’s common stock at a conversion price of $26.11 per share and $32.69 per share, respectively, at a time to be determined by the Former Parent.

The First 2017 ARH Note and the Second 2017 ARH note include a three-year warrant for the purchase of 13,137 and 2,256 shares, respectively, of the Company’s common stock at an exercise price of $65.31 per share. The warrants issued in connection with the First 2017 ARH Note and the Second 2017 ARH note had a grant date value of $122,820 and $23,120, respectively. The Company allocated the proceeds to the First 2017 ARH Note and the Second 2017 ARH and related warrants based on the relative fair values at the time of issuance, resulting in an effective conversion price of $22.89 and $30.45 per share, respectively. The fair value of the Company’s common stock on the dates the notes were issued was $50.05 per share, creating an intrinsic value of $27.16 and $19.60 per share, respectively.

On July 18, 2017, the Company issued a convertible promissory note (the “Third 2017 ARH Note”) to the Former Parent in exchange for cash proceeds of $336,932. The Third 2017 ARH Note has no stated interest rate or maturity date and is convertible into shares of the Company’s common stock at a conversion price of $52.29 per share at a time to be determined by the lender. The Third 2017 ARH Note includes a three-year warrant for the purchase of 2,256 shares of the Company’s common stock at an exercise price of $65.31 per share, with an aggregate grant date value of $25,018.

The 2015 ARH Note, 2016 ARH Note, First 2017 ARH Note, Second 2017 ARH Note and Third 2017 ARH Note are together, the “ARH Notes”.

On March 14, 2017, the Former Parent elected to convert aggregate principal of $4,685,411 under the 2015 ARH Note, the 2016 ARH Note and the First 2017 ARH Note into an aggregate 171,003 shares of the Company’s common stock.

On September 19, 2017, the Former Parent elected to convert aggregate principal of $675,766 under the Second 2017 ARH Note and the Third 2017 Note into an aggregate 16,818 shares of the Company’s common stock.

On April 6, 2018, the Company issued a $475,000 convertible promissory note (the “2018 ARH Note”) to the Former Parent for services rendered and expense paid on behalf of the Company. The 2018 ARH Note has no stated interest rate or maturity date and is convertible into shares of the Company’s common stock at a conversion price of $3.50 per share at a time to be determined by the lender.

On April 11, 2018, the Former Parent elected to partially convert the 2018 ARH Note for the principal of $392,542 into 112,154 shares of the Company’s common stock.

In accordance with ASC 470-20 “Debt with Conversion and other Options”, the intrinsic value related to the convertible notes results in a beneficial conversion feature which is recorded as a debt discount with a corresponding credit to additional paid in capital. The relative fair value of the warrant at the date of grant of is also recorded as a debt discount. For the year ended December 31, 2017 the Company recorded aggregate debt discounts of $170,958 and $1,085,985, related to the warrants and the beneficial conversion feature, respectively, on the ARH notes and for the year ended December 31, 2018 the Company recorded aggregate debt discounts of $0 and $475,000, related to the warrants and the beneficial conversion feature, respectively, on the ARH Notes, which were amortized over the expected terms of the respective notes. The grant date fair value of the warrants issued was valued on the date of issuance using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the Years Ended December 31,
	2018	2017
Risk free interest rate	-%	1.07% - 1.57%
Contractual term (years)	0.00	3.00
Expected volatility	0.0%	43.5%
Expected dividend	0.00%	0.00%